NOTE RECEIVABLES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Note receivables	$ 3,713,228	$ 3,097,981	$ 0
Accounts Receivable [Member]
Note receivables	$ 3,713,228	$ 3,097,981	$ 0